Other expense - Schedule of Other Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Impairment of assets	$ (200)	$ (82)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	(80)	76
Equity losses from investments in associates and joint ventures
Loss on investment	(20)	(22)
Operations	(15)	(9)
Loss on investments	(34)	(5)
Early debt redemption costs	(20)	(20)
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets	11	(47)
Other	10	7
Total other expense	$ (348)	$ (102)